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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0675 Expires: October 31, 2021 Estimated average burden hours per response……19.307

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________to__________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer:____________________

Central Index Key Number of securitizer:___________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

__X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001647482

Enterprise Fleet Financing 2020-1, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001799171
Central Index Key Number of underwriter (if applicable):	N/A

Wilson Wade, (314) 512-5257
Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

    Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

Exhibits

99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures dated January 31, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Enterprise Vehicle Management II, LLC	(Depositor)

Date: February 3, 2020

/s/ Rick A. Short	(Signature)*

*Rick A. Short, President